Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

ECMC Group, Inc. (the “Company”)
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ECMC 2025-1 Loan Tape 20251231 AES Base_LessPi.xlsx” provided by the Company on January 8, 2025, containing information on 30,726 student loans (the “Student Loans”) as of December 31, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and remaining term were within $1.00, 0.1%, and 1 month, respectively.

•	The term “Cutoff Date” means December 31, 2024.

•	The term “PHEAA” means Pennsylvania Higher Education Assistance Agency as the servicer for the Student Loans.

•	The term “PHEAA Servicing System” means Pennsylvania Higher Education Assistance Agency’s servicing system for the Student Loans.

•	The term “Mapping” means loan status, loan type, fixed/floating type, rate reduction, and subsidy indicator descriptions and mapping (“Loan Status Mapping,” “Loan Type Mapping,” “Fixed/Floating Mapping,” “Rate Reduction Mapping,” and “Subsidy Indicator Mapping,” respectively) for the Selected Student Loans (defined below) and attached hereto as Exhibit B.

•	The term “MR-50 SQL Database Extract” means delinquent start date information from a MR-50 monthly extract from PHEAA’s SQL database.

•	The term “Borrower Correspondence” means a delinquency letter from PHEAA to the borrower informing the borrower of the delinquency status for Selected Student Loan #74.

•	The term “PHEAA Screenshots” means electronic screenshots for the Selected Student Loans, provided by PHEAA, on behalf of the Company, containing information from PHEAA’s servicing system:

–	TSX29 Loan Detail Information Screen	–	TSX2E Loan Financial Activity Breakdown Screen

–	TSX2A Loan Detail Information Screen	–	TSX31 - Deferment / Forbearance Loan Detail Screen

–	TSX2B Loan Detail Information Screen	–	TSX56 Repayment Schedule Detail Screen

–	TSX07 - Interest Rate Change / History Screen	–	TSXDV - Borrower Benefit Program Override/Information Screen

–	TSX2J Disbursement Information Screen	–	TXXR-01 Borrower Demographics Screen

–	TSX7T Bill to Payment Cross Reference Screen

•	The term “Sources” means the following information provided by the Company:

−	Mapping;

−	MR-50 SQL Database Extract;

−	Borrower Correspondence; and,

−	PHEAA Screenshots

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in the procedures below.

•	The term “Provided Information” means the Cutoff Date, Sources, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Student Loans (the “Selected Student Loans”) from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.	For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions
Origination Date	"Guar Date" field on TSX2A Loan Detail Information Screen
Loan Type	"Loan Pgm" field on TSX29 Loan Detail Information Screen and Loan Type Mapping
Interest Rate Type	"Int Type" field on TSX07 Interest Rate Change/History Screen and Fixed/Floating Mapping
Stated Rate	"Int Rte" field on TSX29 Loan Detail Information Screen, "Interest Rate" field on TSX07 Interest Rate Change/History Screen
Current Loan Balance	"Cur Prin" field on TSX29 Loan Detail Information Screen, "Prior Bal" field on TSX2E Loan Financial Activity Breakdown Screen, "Principal Balance" field on TSX56 Repayment Schedule Detail Screen
Remaining Term

If Loan Status is “Repayment,” recompute as the number of months between the Cutoff Date and the "Anticipated Payoff Date" field in the Data File.

If Loan Status is “Deferment” or “Forbearance,” recompute as the number of months between (i) the Cutoff Date and (ii) the day after the “End Date” field of Deferment or Forbearance on the TSX31 Deferment/Forbearance Loan Detail Screen.

For Selected Student Loans #18, #33, #35, #45, and #73, PHEAA, on behalf of the Company, informed us that there was prepayment activity before the Cutoff Date. As such, recompute as the number of months between (i) the “Bill Due” field on the TSX7T Bill to Payment Cross Reference Screen and (ii) the "Anticipated Payoff Date" field in the Data File.

First Disbursement Date	"1st Disb Date" field on TSX29 Loan Detail Information Screen
Loan Status

"Status" field on TSX29 Loan Detail Information Screen and Loan Status Mapping, "Defer/Forb Typ" field on TSX31 Deferment/Forbearance Loan Detail Screen and Loan Status Mapping

For Selected Student Loan #74, consider the Borrower Correspondence as evidence that the Selected Student Loan was in Repayment as of the Cutoff Date.

Initial Repayment Start Date	"Repayment Start" field on TSX29 Loan Detail Information Screen
Guarantor	"Guar" field on TSX2A Loan Detail Information Screen
State	"ST" field on TXXR-01 Borrower Demographics Screen

Attribute	Sources / Instructions
Subsidy Indicator	"Subsidy Code" field on TSX29 Loan Detail Information Screen & Subsidy Indicator Mapping
Account Number	"Acct #" field on TSX29 Loan Detail Information Screen
Loan ID	"Loan Seq" field on TSX29 Loan Detail Information Screen
Rate Reduction	"BBP Pgm" field on TSX2A Loan Detail Information Screen and Rate Reduction Mapping. Consider Rate Reduction to be “0.00%” if “Disqual Date” field on TSXDV Borrower Benefit Program Override/Information Screen was before the Cutoff Date.
Original Balance	Recompute the difference between "Beg Bal" field on TSX29 Loan Detail Information Screen and cancelled disbursements amount in the “Amount” field on TSX2J Disbursement Information Screen, if any.
Delinquent Days

"# Days Delq" on TSX2B Loan Detail Information Screen. If Loan Status in the Data File is Deferment or Forbearance, deem the Delinquent Days to be zero (0);

Recompute as the difference between (i) the "# Days Delq" field on TSX2B Loan Detail Information Screen and (ii) the number of days between the date of the screenshot indicated on the top left corner of the TSX29 Loan Detail information Screen and Cutoff Date

For Selected Student Loans #16, #25, #47, #53, #55, #56, #74, #77, #98, and #99, due to payment activity after the Cutoff Date, recompute as the number of days difference between the delinquency start date in the “wd_dlq_dco_isl” field in the MR-50 SQL Database Extract and the Cutoff Date.

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

February 5, 2025

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20251001	26	20251026	51	20251051	76	20251076
2	20251002	27	20251027	52	20251052	77	20251077
3	20251003	28	20251028	53	20251053	78	20251078
4	20251004	29	20251029	54	20251054	79	20251079
5	20251005	30	20251030	55	20251055	80	20251080
6	20251006	31	20251031	56	20251056	81	20251081
7	20251007	32	20251032	57	20251057	82	20251082
8	20251008	33	20251033	58	20251058	83	20251083
9	20251009	34	20251034	59	20251059	84	20251084
10	20251010	35	20251035	60	20251060	85	20251085
11	20251011	36	20251036	61	20251061	86	20251086
12	20251012	37	20251037	62	20251062	87	20251087
13	20251013	38	20251038	63	20251063	88	20251088
14	20251014	39	20251039	64	20251064	89	20251089
15	20251015	40	20251040	65	20251065	90	20251090
16	20251016	41	20251041	66	20251066	91	20251091
17	20251017	42	20251042	67	20251067	92	20251092
18	20251018	43	20251043	68	20251068	93	20251093
19	20251019	44	20251044	69	20251069	94	20251094
20	20251020	45	20251045	70	20251070	95	20251095
21	20251021	46	20251046	71	20251071	96	20251096
22	20251022	47	20251047	72	20251072	97	20251097
23	20251023	48	20251048	73	20251073	98	20251098
24	20251024	49	20251049	74	20251074	99	20251099
25	20251025	50	20251050	75	20251075	100	20251100

Note: The Company has assigned a unique ID number to each Selected Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Company’s Student Loan ID numbers.

Exhibit B

Mapping

Loan Status

Per Sources	Per Data File
D	DEFERMENT
F	FOREBEARANCE
Delinquent	REPAYMENT

Loan Type

Per Screenshot	Per Data File
UNSTFD	SU
STFFRD	SF
PARNT PLUS	PL
CNSLDN	CL
SUBCNS	CL
SUBSPC	CL
UNCNS	CL
UNSPC	CL

Fixed/Floating

Per Screenshot	Per Data File
C1	Floating
C2	Floating
F1	Fixed
SV	Floating

Rate Reduction

Per Screenshot	Per Data File
EF0 0%	0
ST1	1% IRR AFTER 36
0	0
STT	0.5% IRR

Subsidy Indicator

Per Screenshot	Per Data File
NON SUB	N
SUBSIDIZED	Y

Exhibit C

Exceptions List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Sources

33	20251033	Rate Reduction	0.00%	ST1 (1% IRR AFTER 36)
61	20251061	Rate Reduction	0.00%	STT (1% IRR AFTER 36)
71	20251071	Rate Reduction	0.00%	ST1 (1% IRR AFTER 36)